Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	July 2017
Distribution Date	08/15/17
Transaction Month	23
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$19,441,036.45	0.0777641	$6,537,065.74	0.0261483	$12,903,970.71
Class A-2-B Notes	$11,275,801.14	0.0777641	$3,791,498.13	0.0261483	$7,484,303.01
Class A-3 Notes	$255,000,000.00	1.0000000	$255,000,000.00	1.0000000	$-
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$437,726,837.58	0.4321051	$417,338,563.86	0.4119787	$20,388,273.72

Weighted Avg. Coupon (WAC)	3.15%		3.14%
Weighted Avg. Remaining Maturity (WARM)	37.17		36.27
Pool Receivables Balance	$469,051,743.88		$447,815,997.90
Remaining Number of Receivables	40,498		39,750

Adjusted Pool Balance	$453,036,824.13		$432,648,550.41

III. COLLECTIONS

Principal:
Principal Collections	$20,291,755.43
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$357,139.38
Total Principal Collections	$20,648,894.81

Interest:
Interest Collections	$1,202,974.14
Late Fees & Other Charges	$43,420.64
Interest on Repurchase Principal	$-
Total Interest Collections	$1,246,394.78

Collection Account Interest	$14,015.40
Reserve Account Interest	$1,862.78
Servicer Advances	$-

Total Collections	$21,911,167.77

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	July 2017
Distribution Date	08/15/17
Transaction Month	23
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$21,911,167.77
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$21,911,167.77

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$390,876.45	$-	$390,876.45	390,876.45
	Collection Account Interest					$14,015.40
	Late Fees & Other Charges					$43,420.64
Total due to Servicer						$448,312.49

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$16,038.86		$16,038.86
	Class A-2-B Notes		$14,492.93		$14,492.93
	Class A-3 Notes		$310,250.00		$310,250.00
	Class A-4 Notes		$124,051.17		$124,051.17

	Total Class A interest:		$464,832.96		$464,832.96	464,832.96

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7.	Third Priority Principal Distribution:		$-		$-	0.00

8.	Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

	Available Funds Remaining:					$20,847,613.15

9.	Regular Principal Distribution Amount:					20,388,273.72

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$12,903,970.71
	Class A-2-B Notes				$7,484,303.01
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$20,388,273.72		$20,388,273.72
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$20,388,273.72		$20,388,273.72

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					459,339.43

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$16,014,919.75
Beginning Period Amount	$16,014,919.75
Current Period Amortization	$847,472.26
Ending Period Required Amount	$15,167,447.49
Ending Period Amount	$15,167,447.49
Next Distribution Date Required Amount	$14,343,527.26

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	July 2017
Distribution Date	08/15/17
Transaction Month	23
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.38%	3.54%	3.54%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.64%	39,209	98.38%	$440,554,428.98
30 - 60 Days	1.07%	424	1.24%	$5,546,323.43
61 - 90 Days	0.25%	99	0.33%	$1,458,548.41
91-120 Days	0.05%	18	0.06%	$256,697.08
121 + Days	0.00%	0	0.00%	$-
Total		39,750		$447,815,997.90

Delinquent Receivables 30+ Days Past Due
Current Period	1.36%	541	1.62%	$7,261,568.92
1st Preceding Collection Period	1.22%	495	1.49%	$6,988,570.50
2nd Preceding Collection Period	1.19%	491	1.45%	$7,112,324.39
3rd Preceding Collection Period	1.01%	424	1.24%	$6,377,564.29
Four-Month Average	1.19%		1.45%

Repossession in Current Period		30		$325,351.05
Repossession Inventory		74		$283,080.72

Current Charge-Offs
Gross Principal of Charge-Offs				$943,990.55
Recoveries				$(357,139.38)
Net Loss				$586,851.17

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.50%

Average Pool Balance for Current Period				$458,433,870.89

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.54%
1st Preceding Collection Period				0.51%
2nd Preceding Collection Period				-0.10%
3rd Preceding Collection Period				0.40%
Four-Month Average				0.59%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		80	1,478	$20,460,069.10
Recoveries		57	1,234	$(10,375,164.24)
Net Loss				$10,084,904.86
Cumulative Net Loss as a % of Initial Pool Balance				0.95%

Net Loss for Receivables that have experienced a Net Loss *		61	1,113	$10,105,281.93
Average Net Loss for Receivables that have experienced a Net Loss				$9,079.32

Principal Balance of Extensions				$2,016,049.15
Number of Extensions				126

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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